30. Revenue from sales (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Sales Tables Abstract
Revenue from sales
	12.31.18	12.31.17	12.31.16
Sales of electricity	55,689,651	39,329,729	25,576,978
Right of use on poles	190,370	212,265	213,449
Connection charges	51,105	49,369	30,893
Reconnection charges	22,523	11,505	5,439
Total Revenue from sales	55,953,649	39,602,868	25,826,759